United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if amendment [  ]; Amendment Number
This Amendment (Check only one.) [  ] is a restatement
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 415 N. McKinley, Suite 1200
         Little Rock, AR 72205

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas	August 11, 2000

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 103

Form 13F Information Tablle Value Total: $179,515

List of Other Included Managers:
No.		13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957109     2833 89571.000SH       SOLE                89571.000
Acxiom Corp                    COM              005125109     3666 134515.000SH      SOLE               134515.000
Agilent Technologies Inc       COM              00846u101      225 3045.400 SH       SOLE                 3045.400
Alcoa, Inc.                    COM              022249106     1933 66658.000SH       SOLE                66658.000
Alltel Corp                    COM              020039103     2263 36535.000SH       SOLE                36535.000
American Home Prods            COM              026609107     1840 31320.000SH       SOLE                31320.000
Amgen                          COM              031162100     4844 68955.000SH       SOLE                68955.000
Anadarko Petroleum             COM              032511107      468 9500.000 SH       SOLE                 9500.000
Anheuser Busch Cos             COM              035229103      403 5400.000 SH       SOLE                 5400.000
Arkansas Best Freight System   COM              040790107      105 10600.000SH       SOLE                10600.000
Associates First Capital       COM              046008108     1577 70678.000SH       SOLE                70678.000
AutoZone, Inc                  COM              053332102      872 39650.000SH       SOLE                39650.000
BJ Services                    COM              055482103     5025 80400.000SH       SOLE                80400.000
BMC Software                   COM              055921100     2555 70025.000SH       SOLE                70025.000
BP Amoco PLC ADR               COM              055622104      795 14048.000SH       SOLE                14048.000
Baker Hughes Inc               COM              057224107     2175 67980.000SH       SOLE                67980.000
Barrett Resources              COM              068480201      861 28300.000SH       SOLE                28300.000
Bellsouth Corp                 COM              079860102      247 5792.000 SH       SOLE                 5792.000
Birmingham Stl Corp            COM              091250100      192 49450.000SH       SOLE                49450.000
Bombay Company                 COM              097924104       36 12300.000SH       SOLE                12300.000
Bristol Myers Squibb           COM              110122108     2819 48399.000SH       SOLE                48399.000
Burlington Res Inc             COM              122014103     1891 49446.000SH       SOLE                49446.000
Chiquita Brands Int'l          COM              170032106      608 154450.000SH      SOLE               154450.000
Citigroup                      COM              172967101     3717 61688.000SH       SOLE                61688.000
Clayton Homes Inc              COM              184190106      433 54173.750SH       SOLE                54173.750
Coca Cola Co                   COM              191216100     1065 18550.000SH       SOLE                18550.000
Colonial Properties Tr         COM              195872106     1211 44250.000SH       SOLE                44250.000
Compaq Computer Corp           COM              204493100      235 9207.000 SH       SOLE                 9207.000
Dell Computer Corp             COM              247025109      256 5200.000 SH       SOLE                 5200.000
Detroit Diesel                 COM              250837101     1166 79050.000SH       SOLE                79050.000
Diamond Offshore               COM              25271C102     1815 51675.000SH       SOLE                51675.000
Dole Food Company Inc          COM              256605106     1078 77025.000SH       SOLE                77025.000
Eastman Chemical Co            COM              277432100      528 11050.000SH       SOLE                11050.000
Enron Corp                     COM              293561106     4599 71307.000SH       SOLE                71307.000
Equity Res Prop Tr             COM              29476L107     1281 27855.000SH       SOLE                27855.000
Exxon Mobil Corp               COM              302290101     2960 37706.998SH       SOLE                37706.998
Fairfax Financial Hldgsf       COM              303901102      252 2300.000 SH       SOLE                 2300.000
Federal Natl Mtg               COM              313586109     3046 58360.000SH       SOLE                58360.000
Filene's Basement              COM              316866102        0 15000.000SH       SOLE                15000.000
First Data Corp                COM              319963104     2606 52510.000SH       SOLE                52510.000
Florida Progress               COM              341109106     1406 30000.000SH       SOLE                30000.000
Ford Mtr Co Del                COM              345370100     1924 44750.000SH       SOLE                44750.000
General Elec Co                COM              369604103     3164 59706.000SH       SOLE                59706.000
Halliburton Co                 COM              406216101     1030 21825.000SH       SOLE                21825.000
Harland John H Co              COM              412693103     1492 99900.000SH       SOLE                99900.000
Hartmarx Corp                  COM              417119104       88 34240.000SH       SOLE                34240.000
Helmerich & Payne              COM              423452101      303 8100.000 SH       SOLE                 8100.000
Hewlett Packard Co             COM              428236103      999 8000.000 SH       SOLE                 8000.000
Hillenbrand Inds               COM              431573104     1262 40300.000SH       SOLE                40300.000
Homestake Mng Co               COM              437614100     1160 168700.000SH      SOLE               168700.000
IMC Global Inc                 COM              449669100     1725 132700.000SH      SOLE               132700.000
Intel Corp                     COM              458140100     4867 36407.000SH       SOLE                36407.000
International Paper            COM              460146103      640 21481.180SH       SOLE                21481.180
Intl Bus. Machines             COM              459200101     1528 13950.000SH       SOLE                13950.000
Ipalco Enterprises             COM              462613100      334 16600.000SH       SOLE                16600.000
Kaman Corp Cl A                COM              483548103      115 10800.000SH       SOLE                10800.000
Kansas City Pwr & Lt           COM              485134100      681 30250.000SH       SOLE                30250.000
Kinross Gold                   COM              496902107       23 25044.000SH       SOLE                25044.000
Lockheed Martin Corp           COM              539830109     2728 109941.000SH      SOLE               109941.000
Loews Corp                     COM              540424108     2349 39150.000SH       SOLE                39150.000
Lucent Technologies            COM              549463107     1207 20377.000SH       SOLE                20377.000
Lyondell Chemical              COM              552078107     1505 89850.000SH       SOLE                89850.000
Merck & Co Inc                 COM              589331107      489 6382.000 SH       SOLE                 6382.000
Motorola Inc                   COM              620076109      335 11520.000SH       SOLE                11520.000
New Amer Hi Inc Fd             COM              641876107      118 35000.000SH       SOLE                35000.000
New Plan Excel Realty          COM              648053106     1263 97175.000SH       SOLE                97175.000
Newmont Mining Corp            COM              651639106     3047 140910.000SH      SOLE               140910.000
Noble Affiliates               COM              654894104     1677 45025.000SH       SOLE                45025.000
Northrop Grumman               COM              666807102     1315 19850.000SH       SOLE                19850.000
Oracle Systems Corp            COM              68389X105     7612 90557.000SH       SOLE                90557.000
Pegasus Gold Inc               COM              70556K106        0 11100.000SH       SOLE                11100.000
Pfizer Inc                     COM              717081103     3147 65565.750SH       SOLE                65565.750
Phelps Dodge Corp              COM              717265102     1102 29640.270SH       SOLE                29640.270
Pitney Bowes Inc               COM              724479100     1172 29300.000SH       SOLE                29300.000
Pure Gold Minerals             COM              745911107        1 10000.000SH       SOLE                10000.000
RS Emerging Growth             COM              749721101     1152 17867.683SH       SOLE                17867.683
Raytheon Class A               COM              755111309     2292 117941.000SH      SOLE               117941.000
Regions Financial              COM              758940100     1153 57994.000SH       SOLE                57994.000
Royal Oak Mines                COM              78051D105        0 53000.000SH       SOLE                53000.000
Ryerson Tull Inc               COM              783755101      328 31579.000SH       SOLE                31579.000
Ryland Group Inc               COM              783764103      420 19000.000SH       SOLE                19000.000
SBC Communications             COM              78387G103     2483 57409.000SH       SOLE                57409.000
Schering-Plough                COM              806605101      265 5250.000 SH       SOLE                 5250.000
Scientific Atlanta             COM              808655104     8381 112495.000SH      SOLE               112495.000
Southern Co                    COM              842587107      791 33930.000SH       SOLE                33930.000
Southwest Airlines             COM              844741108     1457 76916.000SH       SOLE                76916.000
State Street Corp              COM              857473102      239 2250.000 SH       SOLE                 2250.000
Sun Microsystems               COM              866810104     6054 66577.000SH       SOLE                66577.000
Teekay Shipping Corp           COM              V89564104     4114 125150.000SH      SOLE               125150.000
Tellabs Inc                    COM              879664100     5157 75350.000SH       SOLE                75350.000
Temple Inland Inc              COM              879868107     1049 24975.000SH       SOLE                24975.000
Texaco Inc                     COM              881694103      266 5000.000 SH       SOLE                 5000.000
Texas Instrs Inc               COM              882508104     5098 74215.000SH       SOLE                74215.000
Transocean Sedco Forex         COM              835420100     3297 61700.000SH       SOLE                61700.000
Tyco International LTD         COM              902124106     4427 93440.000SH       SOLE                93440.000
United Asset Mgmt              COM              909420101     1006 43025.000SH       SOLE                43025.000
United Dominion Indus          COM              909914103      451 26500.000SH       SOLE                26500.000
United Technologies            COM              913017109      530 8996.000 SH       SOLE                 8996.000
Wal Mart Stores Inc            COM              931142103     7642 132612.664SH      SOLE               132612.664
Weyerhaeuser Co.               COM              962166104     1789 41600.000SH       SOLE                41600.000
Worldcom Inc.                  COM              98155K102     2654 57843.450SH       SOLE                57843.450
Freeport-McMoran Copper & Gold PRD              35671D600      579    29300 SH       SOLE                    29300
Simmons First National Corp Pf PRD              828718205      149    12200 SH       SOLE                    12200